UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number  811-08649
EII Realty Securities Trust
(Exact name of registrant as specified in charter)
640 Fifth Avenue, 8th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)
Richard J. Adler
640 Fifth Avenue, 8th Floor
New York, NY 10019
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-735-9500
Date of fiscal year end: June 30
Date of reporting period: September 30, 2012
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Realty Securities Fund

Schedule of Investments

September 30, 2012
(unaudited)

	Shares	Value
COMMON STOCKS – 2.39%

Hotels & Lodging – 1.31%
Starwood Hotels & Resorts Worldwide, Inc.	5,400	$312,984

Total Hotels & Lodging (Cost $296,265)		312,984

Office Property – 1.08%
Brookfield Properties, Inc. (Canada)	15,500	256,680

Total Office Property (Cost $237,600)		256,680

Total Common Stocks (Cost $533,865)		569,664

REAL ESTATE INVESTMENT TRUSTS (“REITS”) – 93.04%

Apartments – 15.56%
American Campus Communities, Inc.	15,000	658,200
AvalonBay Communities, Inc.	5,700	775,143
Equity Residential	23,800	1,369,214
Essex Property Trust, Inc.	6,100	904,264

Total Apartments (Cost $3,034,577)		3,706,821

Diversified – 4.66%
American Assets Trust, Inc.	8,900	238,431
DuPont Fabros Technology, Inc.	19,900	502,475
Entertainment Properties Trust	8,300	368,769

Total Diversified (Cost $1,045,680)		1,109,675

Healthcare – 12.91%
Health Care REIT, Inc.	25,600	1,478,400
Ventas, Inc.	25,650	1,596,712

Total Healthcare (Cost $2,442,347)		3,075,112

Hotels & Lodging – 3.31%
DiamondRock Hospitality Co.	36,100	347,643
Strategic Hotels & Resorts, Inc. *	73,100	439,331

Total Hotels & Lodging (Cost $802,328)		786,974

Industrials – 3.96%
Prologis, Inc.	26,939	943,673

Total Industrials (Cost $653,902)		943,673

Mixed – 1.88%
PS Business Parks, Inc.	6,700	447,694

Total Mixed (Cost $415,855)		447,694

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Realty Securities Fund

Schedule of Investments (continued)

September 30, 2012
(unaudited)

	Shares	Value
REITs (Continued)

Mortgage Banking – 1.67%
Colony Financial, Inc.	20,400	$397,392

Total Mortgage Banking (Cost $362,579)		397,392

Office Property – 15.76%
Alexandria Real Estate Equities, Inc.	10,800	794,016
BioMed Realty Trust, Inc.	30,100	563,472
Boston Properties, Inc.	13,700	1,515,357
Douglas Emmett, Inc.	12,400	286,068
Kilroy Realty Corp.	13,300	595,574

Total Office Property (Cost $2,889,019)		3,754,487

Regional Malls – 17.07%
Macerich Co. (The)	21,300	1,218,999
Simon Property Group, Inc.	14,300	2,170,883
Taubman Centers, Inc.	8,800	675,224

Total Regional Malls (Cost $1,935,575)		4,065,106

Retail - Freestanding – 0.98%
Spirit Realty Capital, Inc. *	15,100	234,050

Total Retail - Freestanding (Cost $229,160)		234,050

Self Storage – 3.84%
Public Storage, Inc.	6,565	913,651

Total Self Storage (Cost $405,454)		913,651

Shopping Centers – 9.21%
DDR Corp.	42,713	656,072
Excel Trust, Inc.	20,100	229,542
Federal Realty Investment Trust	6,300	663,390
Ramco-Gershenson Properties Trust	18,500	231,805
Urstadt Biddle Properties, Class A	20,400	412,692

Total Shopping Centers (Cost $1,817,933)		2,193,501

Timber – 2.23%
Plum Creek Timber Co., Inc.	12,100	530,464

Total Timber (Cost $464,589)		530,464

Total Real Estate Investment Trusts (“REITS”) (Cost $16,498,998)		22,158,600

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Realty Securities Fund

Schedule of Investments (continued)

September 30, 2012
(unaudited)

	Shares	Value

SHORT TERM INVESTMENT (UNITED STATES) – 2.92%
BlackRock Liquidity Funds Treasury Trust Fund	696,420	$696,420

Total Short Term Investment (United States) (Cost $696,420)		696,420

Total Investments – 98.35% (Cost $17,729,283)		23,424,684
Other Assets In Excess Of Liabilities – 1.65%		392,354

Net Assets – 100.00%		$23,817,038

*	Denotes non-income producing security.

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments

September 30, 2012
(unaudited)

	Shares	Value
INVESTMENTS IN SECURITIES* – 100.02%

COMMON STOCKS – 64.83%

Germany – 1.26%
DIC Asset AG	800,718	$7,557,729

Total Germany (Cost $19,561,479)		7,557,729

Hong Kong – 26.05%
China Overseas Land & Investment, Ltd.	9,924,256	25,145,552
China Resources Land, Ltd.	2,900,000	6,358,107
Guangzhou R&F Properties Co., Ltd., H Shares	8,000,000	9,166,640
Hang Lung Properties, Ltd.	6,381,300	21,808,532
Hysan Development Co., Ltd.	6,044,918	27,444,035
Kerry Properties, Ltd.	5,091,025	25,659,762
Lifestyle International Holdings, Ltd.	9,352,800	19,323,045
Shangri-La Asia, Ltd.	7,183,492	13,880,618
Sun Hung Kai Properties, Ltd.	503,386	7,374,811

Total Hong Kong (Cost $123,027,182)		156,161,102

Japan – 18.16%
AEON Mall Co., Ltd.	1,030,540	25,222,084
Daiwa House Industry Co., Ltd.	1,200,000	17,421,835
Mitsubishi Estate Co., Ltd.	1,300,000	24,887,237
Mitsui Fudosan Co., Ltd.	1,230,800	24,650,697
Sumitomo Realty & Development Co., Ltd.	630,000	16,726,807

Total Japan (Cost $101,003,360)		108,908,660

Singapore – 12.53%
Capitaland, Ltd.	6,669,600	17,210,336
City Developments, Ltd.	2,175,100	20,739,578
Hongkong Land Holdings, Ltd.	3,050,000	18,289,806
Keppel Land, Ltd.	1,750,000	5,044,533
Wing Tai Holdings, Ltd.	9,924,960	13,829,597

Total Singapore (Cost $70,753,583)		75,113,850

Spain – 2.24%
Melia Hotels International, SA	1,973,475	13,459,260

Total Spain (Cost $29,313,242)		13,459,260

Sweden – 2.14%
Castellum AB	945,401	12,804,509

Total Sweden (Cost $9,801,379)		12,804,509

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments (continued)

September 30, 2012
(unaudited)

	Shares	Value
COMMON STOCKS (Continued)

Thailand – 2.45%
Central Pattana Public Co., Ltd.	7,552,000	$14,684,489

Total Thailand (Cost $4,980,821)		14,684,489

Total Common Stocks (Cost $358,441,046)		388,689,599

REAL ESTATE INVESTMENT TRUSTS (“REITS”) – 29.37%

Australia – 7.16%
CFS Retail Property Trust	4,975,130	9,960,165
GPT Group	3,980,280	13,969,999
Stockland	5,499,940	19,001,829

Total Australia (Cost $38,210,410)		42,931,993

France – 8.73%
ICADE	183,227	14,954,500
Klepierre	279,981	9,831,273
Unibail-Rodamco SE	138,117	27,575,230

Total France (Cost $51,609,031)		52,361,003

Italy – 0.61%
Immobiliare Grande Distribuzione	4,099,877	3,651,102

Total Italy (Cost $11,839,870)		3,651,102

United Kingdom – 12.87%
Derwent London plc	565,160	17,850,910
Great Portland Estates plc	1,842,761	13,443,513
Hammerson plc	2,330,000	17,003,234
Land Securities Group plc	1,817,600	22,377,219
Shaftesbury plc	759,432	6,475,047

Total United Kingdom (Cost $60,646,867)		77,149,923

Total Real Estate Investment Trusts (“REITS”) (Cost $162,306,178)		176,094,021

SHORT TERM INVESTMENT (UNITED STATES) – 5.82%
BlackRock Liquidity Funds Treasury Trust Fund	34,919,078	34,919,078

Total Short Term Investment (United States) (Cost $34,919,078)		34,919,078

Total Investments – 100.02% (Cost $555,666,302)		599,702,698
Liabilities In Excess Of Other Assets – (0.02%)		(126,166)

Total Net Assets – 100.00%		$599,576,532

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments (continued)

September 30, 2012
(unaudited)

	% of Net
Sector Diversification	Assets	Value
Real Estate	80.05%	$479,959,284
Consumer Cyclicals	14.15%	84,824,336
Short-Term Investment	5.82%	34,919,078

Total Investments	100.02%	599,702,698
Liabilities In Excess Of Other Assets	(0.02)%	(126,166)

Net Assets	100.00%	$599,576,532

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments

September 30, 2012
(unaudited)

	Shares	Value
INVESTMENTS IN SECURITIES* – 100.03%

COMMON STOCKS – 37.13%

Canada – 1.33%
Brookfield Office Properties, Inc.	541,700	$8,970,552

Total Canada (Cost $9,001,390)		8,970,552

Germany – 0.16%
DIC Asset AG	113,066	1,067,195

Total Germany (Cost $2,421,252)		1,067,195

Hong Kong – 15.04%
China Overseas Land & Investment, Ltd.	6,355,168	16,102,387
China Resources Land, Ltd.	3,122,000	6,844,831
Guangzhou R&F Properties Co., Ltd., H Shares	3,400,000	3,895,822
Hang Lung Properties, Ltd.	3,974,900	13,584,495
Hysan Development Co., Ltd.	3,939,736	17,886,472
Kerry Properties, Ltd.	3,184,123	16,048,603
Lifestyle International Holdings, Ltd.	6,291,400	12,998,140
Shangri-La Asia, Ltd.	5,087,950	9,831,415
Sun Hung Kai Properties, Ltd.	284,420	4,166,869

Total Hong Kong (Cost $91,570,861)		101,359,034

Japan – 8.62%
AEON Mall Co., Ltd.	562,600	13,769,426
Daiwa House Industry Co., Ltd.	880,000	12,776,012
Mitsubishi Estate Co., Ltd.	708,500	13,563,544
Mitsui Fudosan Co., Ltd.	750,000	15,021,143
Sumitomo Realty & Development Co., Ltd.	110,000	2,920,554

Total Japan (Cost $52,859,847)		58,050,679

Singapore – 6.74%
Capitaland, Ltd.	4,131,050	10,659,823
City Developments, Ltd.	1,503,300	14,333,965
Hongkong Land Holdings, Ltd.	2,500,000	14,991,645
Keppel Land, Ltd.	1,150,000	3,314,979
Wing Tai Holdings, Ltd.	1,520,498	2,118,686

Total Singapore (Cost $39,362,555)		45,419,098

Spain – 0.83%
Melia Hotels International, SA	820,000	5,592,466

Total Spain (Cost $8,110,757)		5,592,466

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments (continued)

September 30, 2012
(unaudited)

	Shares	Value
COMMON STOCKS (Continued)

Sweden – 1.47%
Castellum AB	730,500	$9,893,891

Total Sweden (Cost $8,846,017)		9,893,891

Thailand – 1.54%
Central Pattana Public Co., Ltd.	5,327,500	10,359,059

Total Thailand (Cost $4,296,866)		10,359,059

United States – 1.40%
Starwood Hotels & Resorts Worldwide, Inc.	162,300	9,406,908

Total United States (Cost $9,016,273)		9,406,908

Total Common Stocks (Cost $225,485,818)		250,118,882

REAL ESTATE INVESTMENT TRUSTS (“REITS”) – 59.02%

Australia – 2.95%
CFS Retail Property Trust	1,550,000	3,103,086
GPT Group	1,750,000	6,142,155
Stockland	3,076,960	10,630,637

Total Australia (Cost $18,121,798)		19,875,878

Canada – 4.31%
Boardwalk Real Estate Investment Trust	126,500	8,362,562
RioCan Real Estate Investment Trust	734,617	20,676,282

Total Canada (Cost $23,018,706)		29,038,844

France – 4.99%
ICADE	144,850	11,822,271
Klepierre	168,446	5,914,825
Unibail-Rodamco	79,650	15,902,222

Total France (Cost $32,845,137)		33,639,318

Italy – 0.08%
Immobiliare Grande Distribuzione	603,564	537,498

Total Italy (Cost $1,620,435)		537,498

United Kingdom – 6.56%
Derwent London plc	390,000	12,318,378
Great Portland Estates plc	1,138,909	8,308,694
Hammerson plc	1,360,000	9,924,635
Land Securities Group plc	745,000	9,172,000

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments (continued)

September 30, 2012
(unaudited)

	Shares	Value
REITs (Continued)
United Kingdom (Continued)
Shaftesbury plc	523,800	$4,466,008

Total United Kingdom (Cost $34,283,438)		44,189,715

United States – 40.13%
Alexandria Real Estate Equities, Inc.	191,000	14,042,320
American Campus Communities, Inc.	233,500	10,245,980
Boston Properties, Inc.	215,300	23,814,333
DDR Corp	596,168	9,157,141
Douglas Emmett, Inc.	133,600	3,082,152
Equity Residential	409,200	23,541,276
Essex Property Trust, Inc.	131,900	19,552,856
Federal Realty Investment Trust	99,100	10,435,230
Health Care REIT, Inc.	409,300	23,637,075
Host Hotels & Resorts, Inc.	516,529	8,290,290
Prologis Inc	523,307	18,331,444
Public Storage, Inc.	130,300	18,133,851
Simon Property Group, Inc.	279,957	42,500,272
SL Green Realty Corp.	81,500	6,525,705
Taubman Centers, Inc.	144,195	11,064,082
UDR, Inc.	350,000	8,687,000
Ventas, Inc.	309,900	19,291,275

Total United States (Cost $218,514,441)		270,332,282

Total Real Estate Investment Trusts (“REITS”) (Cost $328,403,955)		397,613,535

SHORT TERM INVESTMENT (UNITED STATES) – 3.88%
BlackRock Liquidity Funds Treasury Trust Fund	26,120,472	26,120,472

Total Short Term Investment (United States) (Cost $26,120,472)		26,120,472

Total Investments – 100.03% (Cost $580,010,245)		673,852,889
Liabilities In Excess Of Other Assets – (0.03%)		(185,563)

Total Net Assets – 100.00%		$673,667,326

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments (continued)

September 30, 2012
(unaudited)

	% of Net
Sector Diversification	Assets	Value
Real Estate	85.17%	$573,822,959
Consumer Cyclicals	10.98%	73,909,458
Short-Term Investment	3.88%	26,120,472

Total Investments	100.03%	673,852,889
Liabilities In Excess Of Other Assets	(0.03)%	(185,563)

Net Assets	100.00%	$673,667,326

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments

September 30, 2012
(unaudited)

A. Significant Accounting Policies:

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are consistently followed by the Funds in preparation of their financial statements.

Security Valuation: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Investments in other investment companies are valued at net asset value.

If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Trust’s Price Valuation Committee under procedures adopted by the Trust’s Board of Trustees (The “Board”).

Most foreign markets close before the close of trading on the New York Stock Exchange (“NYSE”). If a Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the Fund’s share price, the Fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the Trust’s Price Valuation Committee, established by the Trust’s Board of Directors.

The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Funds are open. In deciding whether to make fair value adjustments, the Funds review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Funds could obtain if it were to sell the security at the time of the close of the NYSE and the difference could be significant.

The Board has delegated the fair valuation of each Fund’s portfolio securities to the Adviser. BNY Mellon Investment Servicing (US) Inc., which act as the Funds’ Sub-Administrator, is also responsible (in conjunction with oversight by the Adviser) for fair valuation of each Fund’s portfolio securities. To assist with their responsibilities, the Adviser and/ or Sub-Administrator may utilize an outside pricing service approved by the Board.

Fair Value Measurements: The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Fair value is defined as the value that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in valuing the asset or liability. Observable inputs reflect the assumptions market participants would use in valuing the asset or liability based on market data obtained from sources independent of the portfolio. Unobservable inputs reflect the Fund Management’s own assumptions about the assumptions that market participants would use in valuing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level in the fair value hierarchy based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments (continued)

September 30, 2012
(unaudited)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of September 30, 2012:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
E.I.I. REALTY SECURITIES FUND	September 30, 2012	Price	Input	Input
Investments in Securities*	$23,424,684	$23,424,684	$—	$—

Total	$23,424,684	$23,424,684	$—	$—

*	See Schedule of Investments for geographic and industry sector breakouts.

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
E.I.I. INTERNATIONAL PROPERTY FUND	September 30, 2012	Price	Input	Input
Common Stocks
Germany	$7,557,729	$7,557,729	$—	$—
Hong Kong	156,161,102	48,506,388	107,654,714	—
Japan	108,908,660	108,908,660	—	—
Singapore	75,113,850	13,829,597	61,284,253	—
Spain	13,459,260	—	13,459,260	—
Sweden	12,804,509	—	12,804,509	—
Thailand	14,684,489	—	14,684,489	—

Total Common Stocks	388,689,599	178,802,374	209,887,225	—

Real Estate Investment Trusts (‘REITS‘)
Australia	42,931,993	9,960,165	32,971,828	—
France	52,361,003	—	52,361,003	—
Italy	3,651,102	3,651,102	—	—
United Kingdom	77,149,923	24,325,957	52,823,966	—

Total Real Estate Investment Trusts (‘REITS‘)	176,094,021	37,937,224	138,156,797	—

Short Term Investment (United States)	34,919,078	34,919,078	—	—

Total	$599,702,698	$251,658,676	$348,044,022	$—

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments (continued)

September 30, 2012
(unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
E.I.I. GLOBAL PROPERTY FUND	September 30, 2012	Price	Input	Input
Common Stocks
Canada	$8,970,552	$8,970,552	$—	$—
Germany	1,067,195	1,067,195	—	—
Hong Kong	101,359,034	101,359,034	—	—
Japan	58,050,679	58,050,679	—	—
Singapore	45,419,098	45,419,098	—	—
Spain	5,592,466	5,592,466	—	—
Sweden	9,893,891	9,893,891	—	—
Thailand	10,359,059	—	10,359,059	—
United States	9,406,908	9,406,908	—	—

Total Common Stocks	250,118,882	239,759,823	10,359,059	—

Real Estate Investment Trusts (‘REITS‘)
Australia	19,875,878	19,875,878	—	—
Canada	29,038,844	29,038,844	—	—
France	33,639,318	33,639,318	—	—
Italy	537,498	537,498	—	—
United Kingdom	44,189,715	44,189,715	—	—
United States	270,332,282	270,332,282	—	—

Total Real Estate Investment Trusts (‘REITS‘)	397,613,535	397,613,535	—	—

Short Term Investment (United States)	26,120,472	26,120,472	—	—

Total	$673,852,889	$663,493,830	$10,359,059	$—

Transfers in and out of levels 1, 2 and 3 of the fair value heirarchy are recognized as of the beginning of the reporting period. Of the level 1 investments presented above, equity investments amounting to $24,910,817 and $13,519,419 for the E.I.I.International Property Fund and E.I.I. Global Property Fund, respectively, were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

Foreign Currency Translation: Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of valuation. Purchases and sales of securities, interest income and dividends received are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in securities.

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments (continued)

September 30, 2012
(unaudited)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statements and federal income tax purposes.

B. Tax Cost of Securities:

The aggregate cost, gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis at September 30, 2012 for each Fund were as follows:

Fund	Cost	Appreciation	(Depreciation)	Net
E.I.I. Realty Securities Fund	$17,729,283	$5,760,195	$(64,794)	$5,695,401
E.I.I. International Property Fund	555,666,302	94,079,749	(50,043,353)	44,036,396
E.I.I. Global Property Fund	580,010,245	102,595,368	(8,752,724)	93,842,644

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) EII Realty Securities Trust

By (Signature and Title)*	/s/ Richard J. Adler Richard J. Adler, Chief Executive Officer
(principal executive officer)
Date 11/12/12
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Adler Richard J. Adler, Chief Executive Officer
(principal executive officer)
Date 11/12/12

By (Signature and Title)*	/s/ Michael J. Meagher Michael J. Meagher, Vice President and Treasurer
(principal financial officer)
Date 11/12/12

*	Print the name and title of each signing officer under his or her signature.